Convertible Preferred Stock - Narrative (Details) $ in Thousands	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares
Warrant liabilities
Temporary Equity [Line Items]
Fair value of liabilities	$ 17,452	$ 15,819	$ 11,966
Series B-2 tranche liabilities
Temporary Equity [Line Items]
Fair value of liabilities			6,347
Business Combination scenario
Temporary Equity [Line Items]
Enterprise value allocated	220,000		$ 220
Value assigned to the tranche rights and obligations	0	$ 0
Series B-3 preferred stock
Temporary Equity [Line Items]
Fair value of liabilities	5,511
Series B-3 preferred stock | Series B-2 tranche liabilities
Temporary Equity [Line Items]
Fair value of liabilities	$ 14,701
Fair value of underlying stock
Temporary Equity [Line Items]
Series B 2 Tranche Liability, measurement input | $ / shares	0.36	0.37
Warrants and rights outstanding measurement input | $ / shares	0.06	0.08
Fair value of underlying stock | Series B-1 preferred stock
Temporary Equity [Line Items]
Series B 2 Tranche Liability, measurement input | $ / shares			0.37
Fair value of underlying stock | Series B-2 preferred stock
Temporary Equity [Line Items]
Series B 2 Tranche Liability, measurement input | $ / shares			0.35
Fair value of underlying stock | Series B-3 preferred stock
Temporary Equity [Line Items]
Series B 2 Tranche Liability, measurement input | $ / shares	0.23	0.27	0.08
Discount rate | Business Combination scenario
Temporary Equity [Line Items]
Warrants and rights outstanding measurement input	30		30